Financial results, net (Details) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Financial income
Interest income	$ 1,059	$ 983	$ 1,267
Dividends income	168	97	209
Other financial income	236	695
Total financial income	1,463	1,775	1,476
Financial costs
Interest expenses	24,357	21,893	19,564
Loss on debt swap (Note 21)			(5,908)
Other financial costs	(1,439)	(971)	(1,078)
Less: capitalized financial costs	(113)	(293)	(173)
Total financial costs	(25,683)	(22,571)	(26,377)
Other financial results:
Exchange rate difference, net	10,197	(2,633)	19,587
Fair value gains of financial assets and liabilities at fair value through profit or loss	9,862	(2,797)	1,834
Loss from repurchase of Non-convertible notes	2,885	74	(4)
Gain / (Loss) from derivative financial instruments (except commodities)	1,493	(477)	743
Total other financial results	18,667	(5,981)	22,168
Inflation adjustment	177	(457)	(321)
Total financial results, net	$ (42,710)	$ (15,272)	$ (47,390)